Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,087,500.00
Previously Paid Amount	0.00
Total Fee Amount	8,298.08
Total Offset Amount	0.00
Net Fee	$ 8,298.08
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A